Filed pursuant to Rule 497(e)

File Nos. 333-119022 and 811-21634

ACCESS ONE TRUST

Access Flex High Yield Fund

Access Flex Bear High Yield Fund

(Class A Shares)

Supplement dated August 2, 2010

to the Prospectus and Statement of Additional Information dated February 28, 2010

Effective October 1, 2010, Class A Shares of the above referenced funds will no longer be available for purchase and exchange.